FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
Fortitude Life Insurance & Annuity Company Variable Account B
A Fortitude Re Company
Ten Exchange Place, Suite 2210, Jersey City, NJ 07302

ADVANCED SERIES ADVISOR PLAN III (“ASAP III”)
ADVANCED SERIES APEX II (“APEX II”)
ADVANCED SERIES XTRA CREDIT SIX (“ASXT6”) OR (“XT6”)
ADVANCED SERIES LIFEVEST II (“ASL II“)
Updating Summary Prospectus
May 1, 2026

You should read this Updating Summary Prospectus carefully, particularly the section titled “Important Information You Should Consider About the Annuity”.

An updated statutory prospectus for the Advanced Series Advisor Plan III (“ASAP III”), Advanced Series APEX II (“APEX II”), Advanced Series Xtra Credit Six (“ASXT6” or “XT6”) and Advanced Series LifeVest II (“ASL II”) Variable Annuity Contracts are currently available online, which contains more information about the Annuity, including its features, benefits, investment options, and risks. You can find the prospectus and other information about the contract online at  www.prudential.com/regdocs/FLIAC-CORE-STAT. You can also obtain this information at no cost by calling 1-800-879-7012 or by sending an email request to service@prudential.com.

The statutory prospectus describes all the investment options, features, and benefits that we make available under the Annuity. The availability of investment options, features and benefits described in the statutory prospectus may vary depending on the broker-dealer through which the Contract is sold (“financial intermediary variations”). We have identified all such financial intermediary variations that are known or reasonably available to us. Financial intermediary variations may be imposed by some broker-dealers without our knowledge. For example, your Financial Professional may not recommend a particular investment option or benefit to you because of a decision by the Financial Professional’s broker-dealer not to offer that investment option or benefit to its customers. Taking into consideration the breadth of our distribution network, we are unable to obtain information about all financial intermediary variations without unreasonable effort or expense. You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the investment options, benefits or other features available to you through your Financial Professional.

This Updating Summary Prospectus incorporates by reference the “ASAP III”, “APEX II”, “ASXT6” and “ASL II” prospectus and Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense.

COREPROS-USP

GLOSSARY OF TERMS

Many terms used within this summary prospectus are described within the text where they appear. Not all the descriptions of those terms are repeated in this Glossary of Terms.

Account Value: The value of each allocation to a Sub-account (also referred to as a “variable investment option”) plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC” or “surrender charge”) and/or, unless the Account Value is being calculated on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Subaccount and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each Market Value Adjustment Fixed Allocation on any day other than its Maturity Date may be calculated using a Market Value Adjustment. With respect to XT6, the Account Value includes any Credits we applied to your Purchase Payments that we are entitled to recapture under certain circumstances. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.

Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner’s or Annuitant’s 95th birthday and (b) the fifth anniversary of the Issue Date, whichever occurs first. With respect to Annuities issued prior to November 20, 2006, please see the section of the statutory prospectus entitled “Annuity Period”.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Benefit Fixed Rate Account: A fixed investment option that is used only if you have elected the optional Highest Daily Lifetime Five Income Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate Purchase Payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.

Contingent Deferred Sales Charge (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a “contingent” charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among ASAP III, APEX II and XT6. There is no CDSC for ASL II. See the “Fee Table” section of the statutory prospectus for details on the CDSC for each Annuity. The CDSC is also referred to as a surrender charge in this prospectus.

Credit: An amount we allocate to your Annuity’s Account Value each time you make a Purchase Payment. The amount of the Credit is payable from our general account. The amount of the Credit depends on the cumulative amount of Purchase Payments you have made to your Annuity, payable as a percentage of each specific Purchase Payment.

Fixed Allocation: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the Accumulation Period. Certain Fixed Allocations are subject to a Market Value Adjustment if you withdraw Account Value prior to the Fixed Allocation’s maturity (Market Value Adjustment Fixed Allocation). We also offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), and are not subject to any Market Value Adjustment. You may participate in a dollar cost averaging program outside of the 6 or 12 Month DCA Program, where the source of the funds to be transferred is a Fixed Allocation. We no longer offer our 6 or 12 Month DCA Program.

Guarantee Period: A period of time during the Accumulation Period where we credit a fixed rate of interest on a Fixed Allocation.

Issue Date: The effective date of your Annuity.

Market Value Adjustment: A Market Value Adjustment used in the determination of Account Value of a Market Value Adjustment Fixed Allocation on any day prior to the Maturity Date of such Market Value Adjustment Fixed Allocation.

MVA Fixed Allocation: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period that is subject to a market value adjustment if you withdraw Account Value prior to the maturity of the Fixed Allocation. Your Annuity may include Fixed Allocations that are not subject to a market value adjustment, such as a benefit fixed rate account.

Maturity Date: The last day of the Guarantee Period.

Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity who has the rights and benefits designated as to the “Participant” in the certificate.

Payout Period: The period starting on the Annuity Date and during which annuity payments are made.

Portfolio: Any underlying mutual fund which may be selected as an investment option by the Owner. The terms “Fund” and “Portfolio” are used interchangeably. Some of the Portfolios use the term “Fund” and others use the term “Portfolio” in their respective prospectuses.

May 1, 2026Updating Summary Prospectus 1

Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.

Registered Separate Account: Fortitude Life Insurance & Annuity Co Variable Account B, which holds the assets supporting the Variable Options. Assets held in the Registered Separate Account are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. The Registered Separate Account may be referred to as the “Separate Account” in this prospectus and the Contract.

Variable Option: A division of the Registered Separate Account. The Variable Option also may be referred to in this prospectus and the Annuity as a Variable Sub-account or Sub-account.

Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

“We,” “our,” “us”, “FLIAC”, or “the Company”: Fortitude Life Insurance & Annuity Company.

“You” or “your”: the Owner(s) shown in the Annuity.

May 1, 2026Updating Summary Prospectus 2

UPDATED INFORMATION ABOUT YOUR CONTRACT

Please see below for a summary of changes that have been made to the contract since the date of the last statutory prospectus, May 1, 2025. This may  not reflect all of the changes that have occurred since you entered into your Contract and not all changes may be applicable to you.

•	AST Bond Portfolio 2025 was liquidated.

•	AST Bond Portfolio 2037 is a new portfolio.

May 1, 2026Updating Summary Prospectus 3

Important Information You Should Consider About ASAP III
Fees, Expenses, and Adjustments
Are there Charges or Adjustments for Early Withdrawals?

Yes.
Surrender Charges: If you withdraw money from the Contract within 8 years following your Contract Issue Date, you may be assessed a surrender charge.
The maximum surrender charge is 7.5% of the premium payment, and a surrender charge may be assessed up to 8 years after the Issue Date of your Contract. If you make an early withdrawal, you could pay a surrender charge of up to $7,500 on a $100,000 withdrawal.
Market Value Adjustments: If you withdraw or transfer assets from a MVA Fixed Allocation Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.
You could lose up to 100% of your investment in a  MVA Fixed Allocation Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a MVA Fixed Allocation Option with a 1 year Guarantee Period and later withdraw the entire amount before the 1 year has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under elected optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees.
For more information on early withdrawal charges and Market Value Adjustments, please refer to the  “Charges and Adjustments” section of  the statutory prospectus.

Are there Transaction Charges?

Yes.
In addition to Market Value Adjustments and surrender charges, charges may be applied to transfers (if more than 20 in a Contract Year), requesting additional or duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

May 1, 2026Updating Summary Prospectus 4

Important Information You Should Consider About ASAP III
Fees, Expenses, and Adjustments
Are there Ongoing Fees and Expenses?

Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Please refer to  “Charges and Adjustments” in the statutory prospectus  for more information.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	0.650% in Contract Years 9 and later*	1.277% in Contract Years 1-8*
	Portfolio Company fees and expenses	0.58%*	4.77%*
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%[1]	10.50%[2]

*Charge based on average daily net assets allocated to the Variable Options. Please refer to the “Charges and Adjustments” section and "Appendix A"of the statutory prospectus for more information.
[1]Charge based on a percentage of the net assets allocated to the Variable Options or the Account Value. This charge is the current charge for the Guaranteed Return Option (GRO)/GRO Plus, Highest Anniversary Value Death Benefit, and Enhanced Beneficiary Protection Death Benefit, the least expensive optional benefits with an additional charge.
[2]Charge based on a percentage of the Account Value. This charge is the current charge for the Plus40 Optional Life Insurance Rider, the most expensive optional benefit with an additional charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the  Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $1,871	Highest Annual Cost $8,957
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No additional Purchase Payments, transfers or withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of
  optional benefits and Portfolio fees
  and expenses

  No sales charges

  No additional Purchase Payments,
  transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and "Charges and Adjustments" sections of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 5

Important Information You Should Consider About APEX II
Fees, Expenses, and Adjustments
Are there Charges or Adjustments for Early Withdrawals?

Yes.
Surrender Charges: If you withdraw money from the Contract within 4 years following your Contract Issue Date, you may be assessed a surrender charge.
The maximum surrender charge is 8.5% of the premium payment, and a surrender charge may be assessed up to 4 years after the Issue Date of your Annuity. If you make an early withdrawal, you could pay a surrender charge of up to $8,500 on a $100,000 withdrawal.
Market Value Adjustments: If you withdraw or transfer assets from a MVA Fixed Allocation Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.
You could lose up to 100% of your investment in a MVA Fixed Allocation Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a MVA Fixed Allocation Option with a 1 year Guarantee Period and later withdraw the entire amount before the 1 year has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under elected optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees.
For more information on early withdrawal charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

Are there Transaction Charges?

Yes.
In addition to surrender charges and Market Value Adjustments, charges may be applied to transfers (if more than 20 in a Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

May 1, 2026Updating Summary Prospectus 6

Important Information You Should Consider About APEX II
Fees, Expenses, and Adjustments
Are there Ongoing Fees and Expenses?

Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer  to your Contract specifications page for information about the specific fees you will pay each year based on the options you have  elected. Please refer to “Charges and Adjustments” in the statutory prospectus  for more information.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.650%*	1.677%*
	Portfolio Company fees and expenses	0.58%*	4.77%*
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%[1]	10.50%[2]

*Charge based on average daily net assets allocated to the Variable Options. Please refer to the “Charges and Adjustments” section and "Appendix A" of the statutory prospectus  for more information.
[1]Charge based on a percentage of the net assets allocated to the Variable Options or the Account Value. This charge is the current charge for the Guaranteed Return Option (GRO)/GRO Plus, Highest Anniversary Value Death Benefit, and Enhanced Beneficiary Protection Death Benefit, the least expensive optional benefits with an additional charge.
[2]Charge based on a percentage of the Account Value. This charge is the current charge for the Plus40 Optional Life Insurance Rider, the most expensive optional benefit with an additional charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the  Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $2,280	Highest Annual Cost $9,344
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No additional Purchase Payments, transfers or withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of optional benefits and Portfolio fees and expenses

  No sales charges

  No additional Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and "Charges and Adjustments" sections of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 7

Important Information You Should Consider About XT6
Fees, Expenses, and Adjustments
Are there Charges or Adjustments for Early Withdrawals?

Yes.
Surrender Charges: If you withdraw money from the Contract within 10 years following your Contract Issue Date, you may be assessed a surrender charge.
The maximum surrender charge is 9.0% of the premium payment, and a surrender charge may be assessed up to 10 years after the Issue Date of your Contract. If you make an early withdrawal, you could pay a surrender charge of up to $9,000 on a $100,000 withdrawal. Credits may also be recaptured if you take an Early Withdrawal.
Market Value Adjustments: If you withdraw or transfer assets from a MVA Fixed Allocation Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.
You could lose up to 100% of your investment in a  MVA Fixed Allocation Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a MVA Fixed Allocation Option with a 1 year Guarantee Period and later withdraw the entire amount before the 1 year has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under elected optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees.
For more information on early withdrawal charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

Are there Transaction Charges?

Yes.
In addition to surrender charges and Market Value Adjustments, charges may be applied to transfers (if more than 20 in a Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

May 1, 2026Updating Summary Prospectus 8

Important Information You Should Consider About XT6
Fees, Expenses, and Adjustments
Are there Ongoing Fees and Expenses?

Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Please refer to “Charges and Adjustments” in the statutory prospectus  for more information.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	0.677% in Contract Years 11 and later*	1.677% in Contract Years 1-10*
	Portfolio Company fees and expenses	0.58%*	4.77%*
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%[1]	10.50%[2]

*Charge based on average daily net assets allocated to the Variable Options. Please refer to the “Charges and Adjustments” section and "Appendix A" of the statutory prospectus  for more information.
[1]Charge based on a percentage of the net assets allocated to the Variable Options or the Account Value. This charge is the current charge for the Guaranteed Return Option (GRO/GRO Plus, Highest Anniversary Value Death Benefit, and Enhanced Beneficiary Protection Death Benefit, the least expensive optional benefit with an additional charge.
[2]Charge based on a percentage of the Variable Option Account Value. This charge is the current charge for the Plus40 Optional Life Insurance Rider, the most expensive optional benefits with an additional charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the  Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $2,280	Highest Annual Cost $9,309
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No additional Purchase Payments, transfers or withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of optional benefits and Portfolio fees and expenses

  No sales charges

  No additional Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and "Charges and Adjustments" sections of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 9

Important Information You Should Consider About ASL II
Fees, Expenses, and Adjustments
Are there Charges or Adjustments for Early Withdrawals?

Yes.
Market Value Adjustments: If you withdraw or transfer assets from a MVA Fixed Allocation Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.
You could lose up to 100% of your investment in a  MVA Fixed Allocation Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a MVA Fixed Allocation Option with a 1 year Guarantee Period and later withdraw the entire amount before the 1 year has ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under elected optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees.
For more information on early withdrawal charges, please refer to the “Charges and Adjustments” section of  the statutory prospectus.

Are there Transaction Charges?

Yes.In addition to Market Value Adjustments, charges may be applied to transfers (if more than 20 in a Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 10

Important Information You Should Consider About ASL II
Fees, Expenses, and Adjustments
Are there Ongoing Fees and Expenses?

Yes.
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	1.650%*	1.679%*
	Portfolio Company fees and expenses	0.58%*	4.77%*
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%[1]	10.50%[2]

*Charge based on average daily net assets allocated to the Variable Options. Please refer to the “Charges and Adjustments” section and "Appendix A" of the statutory prospectus  for more information.
[1]Charge based on a percentage of the net assets allocated to the Variable Options or the Account Value. This charge is the current charge for the  Guaranteed Return Option (GRO)/GRO Plus, Highest Anniversary Value Death Benefit, and Enhanced Beneficiary Protection Death Benefit, the least expensive optional benefits with an additional charge.
[2]Charge based on a percentage of the Account Value. This charge is the current charge for the Plus40 Optional Life Insurance Rider, the most expensive optional benefit with an additional charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the  Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $2,280	Highest Annual Cost $9,344
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio fees and expenses No optional benefits No sales charges No additional Purchase Payments, transfers or withdrawals

Assumes:

  Investment of $100,000

  5% annual appreciation

  Most expensive combination of optional benefits and Portfolio fees and expenses

  No sales charges

  No additional Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and "Charges and Adjustments" sections of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 11

Risks
Is there a Risk of Loss from Poor Performance?

Yes.
You can lose money by investing in the  Contract.    You can also lose value from Credits if they are recaptured by us.
For more information on the risk of loss from poor performance, please refer to the “Principal Risks of Investing in the Contract” section of  the statutory prospectus.

Is this a Short-Term Investment?

No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Because of the long-term nature of the Contract, you should consider whether the Contract is consistent with your financial situation and objectives.
Withdrawals may generally reduce the level of various optional benefit guarantees provided and may be subject to federal and state income taxes, as well as a 10% additional tax. If you withdraw or transfer assets from the MVA Fixed Allocation Options more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.
For more information on the short-term investment risks, please refer to the “Principal Risks of Investing in the Contract” section of  the statutory prospectus.

What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each of the investment options available under the Contract, including the Variable Options and Fixed Allocations, has its own unique risks. You should review the investment options before making an investment decision. The Fixed Allocations may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risks associated with investment options, please refer to the “Principal Risks of Investing in the Contract” section of  the statutory prospectus.

What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any Fixed Allocation), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made toll-free at 1-800-879-7012.
For more information on the insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of  the statutory prospectus.

Restrictions
Are there Restrictions on the Investment Options?

Yes.
There are restrictions that may limit the investment options that you may choose, and there are limitations on the transfer of Account Value among investment options.

  You may make twenty (20) free transfers between investment options each Contract Year. After the twentieth transfer in each Contract Year, we will charge $10 for each additional transfer

  If you select an optional benefit, your selection of investment options may be limited.

We reserve the right to:

  Remove or substitute Portfolios as investment options. Or to close Variable Options to subsequent Purchase Payments on existing Annuities or Annuities purchased on or after specified dates;

  Impose limitations on an investment professional’s or investment Advisor’s ability to request financial transactions on your behalf.

  Limit the number of transfers you may make or to impose a minimum transfer amount; and

  Limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities.

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page of the statutory prospectus  for additional information.
For more information on investment and transfer restrictions, please refer to the “Charges and Adjustments”    section, "Appendix A",  “Principal Risks of Investing in the Contract”, the “General Description of Contracts” section, the “Restrictions on Transfers Between Investment Options”    section and the “Financial Professional Permission to Forward Transaction Instructions” section of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 12

Restrictions
Are there any Restrictions on Contract Benefits?

Yes.
There are restrictions and limitation relating to benefits offered under the Contract. Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.

  You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily, quarterly or annual basis from your Account Value allocated to the Variable Options. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits.

  Any withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page of the statutory prospectus  for additional information.
For more information on optional benefits under the Contract, please refer to the “Benefits Available Under the Contract” section of  the statutory prospectus.

Taxes
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59 1/2.
For more information on tax implications, please refer to the “Taxes” section of  the statutory prospectus.

Conflicts of Interest
How are Investment Professionals Compensated?

Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. This compensation is paid in the form of commissions, based on your investment in the Contract.
For more information on investment professional compensation, please refer to the Statement of Additional Information.

Should I Exchange my Contract?

Some investment professionals may have a financial incentive to offer you  a new Contract in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract, rather than continue to own your existing contract. This Contract is no longer sold.
For more information on exchanges, please refer to the Statement of Additional Information.

May 1, 2026Updating Summary Prospectus 13

APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page of the statutory prospectus  for additional information.

Variable Options

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at  www.prudential.com/regdocs/FLIAC-CORE-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email request to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	Allspring VT Discovery All Cap Growth Fund - Class 11,♦ Allspring Funds Management, LLC (adviser) Allspring Global Investments, LLC (subadviser)	0.75%	15.53%	6.31%	13.84%
Equity	Allspring VT Small Cap Growth Fund - Class 11,♦ Allspring Funds Management, LLC (adviser) Allspring Global Investments, LLC (subadviser)	0.91%	9.55%	-0.70%	10.22%
Allocation	AST Aggressive Asset Allocation Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Quantitative Solutions LLC Putnam Investment Management LLC	0.86%	16.17%	8.81%	9.59%
Allocation	AST Balanced Asset Allocation Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Quantitative Solutions LLC Putnam Investment Management LLC	0.87%	14.35%	6.96%	8.05%
Fixed Income	AST Bond Portfolio 20261,2,♦ PGIM Fixed Income PGIM Limited	0.96%	5.19%	0.02%	2.35%
Fixed Income	AST Bond Portfolio 20271,2,♦ PGIM Fixed Income PGIM Limited	0.96%	5.99%	-0.67%	N/A
Fixed Income	AST Bond Portfolio 20281,2,♦ PGIM Fixed Income PGIM Limited	0.96%	7.02%	-0.99%	N/A
Fixed Income	AST Bond Portfolio 20291,2,♦ PGIM Fixed Income PGIM Limited	0.96%	7.78%	-1.51%	N/A
Fixed Income	AST Bond Portfolio 20301,2,♦ PGIM Fixed Income PGIM Limited	0.96%	8.04%	-1.80%	N/A
Fixed Income	AST Bond Portfolio 20311,2,♦ PGIM Fixed Income PGIM Limited	0.96%	8.43%	-2.39%	N/A

May 1, 2026Updating Summary Prospectus 14

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	AST Bond Portfolio 20321,2,♦ PGIM Fixed Income PGIM Limited	0.96%	8.73%	N/A	N/A
Fixed Income	AST Bond Portfolio 20331,2,♦ PGIM Fixed Income PGIM Limited	0.96%	8.94%	N/A	N/A
Fixed Income	AST Bond Portfolio 20341,2,♦ PGIM Fixed Income PGIM Limited	0.96%	9.10%	N/A	N/A
Fixed Income	AST Bond Portfolio 20351,2,♦ PGIM Fixed Income PGIM Limited	0.96%	9.21%	N/A	N/A
Fixed Income	AST Bond Portfolio 20361,2,♦ PGIM Fixed Income PGIM Limited	0.96%	N/A	N/A	N/A
Fixed Income	AST Bond Portfolio 20371,2,♦ PGIM Fixed Income PGIM Limited	0.96%	N/A	N/A	N/A
Fixed Income	AST Core Fixed Income Portfolio[1] J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Limited Wellington Management Company LLP	0.68%	7.15%	-1.10%	2.30%
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.58%	3.78%	2.86%	1.78%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC Putnam Investment Management LLC	1.02%	32.84%	5.76%	10.00%
Fixed Income	AST Investment Grade Bond Portfolio1,3,♦ PGIM Fixed Income PGIM Limited	0.69%	8.57%	-0.12%	3.39%
Allocation	AST J.P. Morgan Conservative Multi-Asset Portfolio1,♦ J.P. Morgan Investment Management Inc.	0.92%	10.37%	3.31%	5.19%
Allocation	AST J.P. Morgan Moderate Multi-Asset Portfolio1,♦ J.P. Morgan Investment Management Inc.	0.97%	12.53%	5.61%	7.30%
Equity	AST Large-Cap Equity Portfolio[1] ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. PGIM Quantitative Solutions LLC	0.84%	14.88%	13.25%	12.47%
Equity	AST Large-Cap Growth Portfolio[1] Clearbridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management Inc. T. Rowe Price Associates, Inc. Putnam Investment Management LLC	0.87%	17.06%	11.35%	16.27%

May 1, 2026Updating Summary Prospectus 15

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	AST Large-Cap Value Portfolio[1] ClearBridge Investments, LLC Dimensional Fund Advisors LP Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management Inc. Putnam Investment Management LLC	0.81%	16.05%	12.97%	11.35%
Allocation	AST Multi-Asset Diversified Plus Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Quantitative Solutions LLC PGIM Real Estate Putnam Investment Management LLC	1.13%	13.55%	5.58%	5.73%
Allocation	AST Multi-Asset Diversified Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Quantitative Solutions LLC PGIM Real Estate Putnam Investment Management LLC	0.90%	15.55%	6.86%	8.28%
Allocation	AST PGIM Aggressive Multi-Asset Portfolio[1] Jennison Associates LLC PGIM Fixed Income PGIM Quantitative Solutions LLC PGIM Real Estate	0.90%	16.00%	8.22%	8.26%
Allocation	AST Preservation Asset Allocation Portfolio1,♦ Jennison Associates LLC J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Quantitative Solutions LLC Putnam Investment Management LLC	0.89%	11.33%	3.76%	5.45%
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.06%	14.76%	7.62%	8.65%
Equity	AST Small-Cap Equity Portfolio[1] Boston Partners Global Investors, Inc. Dimensional Fund Advisors LP Driehaus Capital Management LLC Hotchkis and Wiley Capital Management, LLC TimesSquare Capital Management, LLC	1.01%	7.41%	1.81%	10.39%
Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I shares1,‡ Invesco Advisers, Inc	0.86%	4.79%	3.90%	11.38%
Equity	Invesco V.I. Diversified Dividend Fund - Series I shares[1] Invesco Advisers, Inc	0.68%	15.74%	10.81%	9.20%
Equity	Invesco V.I. Health Care Fund - Series I shares[1] Invesco Advisers, Inc	0.99%	15.33%	3.80%	6.58%
Equity	Invesco V.I. Technology Fund - Series I shares‡ Invesco Advisers, Inc	0.96%	20.47%	10.30%	15.78%

May 1, 2026Updating Summary Prospectus 16

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	NVIT Fidelity Institutional AM® Emerging Markets Fund - Class D1,♦ Nationwide Fund Advisors FIAM LLC	1.46%	35.77%	0.70%	5.98%
Fixed Income	ProFund Access VP High Yield‡ ProFund Advisors LLC	1.64%	6.24%	2.85%	3.92%
Equity	ProFund VP Asia 301,♦ ProFund Advisors LLC	1.68%	24.12%	-2.31%	5.18%
Equity	ProFund VP Banks1,♦ ProFund Advisors LLC	1.68%	10.53%	9.89%	8.26%
Equity	ProFund VP Bear1,♦ ProFund Advisors LLC	1.68%	-14.47%	-11.20%	-13.49%
Equity	ProFund VP Biotechnology ProFund Advisors LLC	1.60%	34.03%	9.50%	7.41%
Equity	ProFund VP Bull[1] ProFund Advisors LLC	1.68%	15.56%	12.18%	12.55%
Equity	ProFund VP Communication Services1,♦ ProFund Advisors LLC	1.68%	20.91%	14.55%	8.97%
Equity	ProFund VP Consumer Discretionary1,♦ ProFund Advisors LLC	1.68%	5.51%	5.53%	10.01%
Equity	ProFund VP Consumer Staples1,♦ ProFund Advisors LLC	1.68%	-0.17%	0.62%	5.67%
Equity	ProFund VP Energy1,♦ ProFund Advisors LLC	1.68%	5.86%	21.01%	5.88%
Equity	ProFund VP Europe 301,♦ ProFund Advisors LLC	1.68%	29.59%	12.78%	8.01%
Equity	ProFund VP Financials1,♦ ProFund Advisors LLC	1.68%	12.90%	12.77%	11.04%
Equity	ProFund VP Health Care1,♦ ProFund Advisors LLC	1.68%	12.56%	5.50%	8.02%
Equity	ProFund VP Industrials1,♦ ProFund Advisors LLC	1.68%	17.25%	9.11%	11.45%
Equity	ProFund VP Internet♦ ProFund Advisors LLC	1.68%	9.13%	3.71%	12.40%
Equity	ProFund VP Japan[1] ProFund Advisors LLC	1.68%	30.69%	14.99%	11.39%
Equity	ProFund VP Large-Cap Growth1,♦ ProFund Advisors LLC	1.68%	19.96%	13.07%	14.95%
Equity	ProFund VP Large-Cap Value1,♦ ProFund Advisors LLC	1.68%	11.37%	11.09%	9.89%
Equity	ProFund VP Materials1,♦ ProFund Advisors LLC	1.68%	8.05%	6.41%	8.42%
Equity	ProFund VP Mid-Cap Growth1,♦ ProFund Advisors LLC	1.68%	5.67%	5.32%	8.63%

May 1, 2026Updating Summary Prospectus 17

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	ProFund VP Mid-Cap Value1,♦ ProFund Advisors LLC	1.68%	5.84%	9.19%	8.92%
Equity	ProFund VP NASDAQ-100[1] ProFund Advisors LLC	1.68%	18.62%	12.94%	17.28%
Equity	ProFund VP Pharmaceuticals1,♦ ProFund Advisors LLC	1.68%	29.34%	5.70%	5.37%
Equity	ProFund VP Precious Metals[1] ProFund Advisors LLC	1.68%	150.31%	17.01%	18.89%
Equity	ProFund VP Real Estate1,♦ ProFund Advisors LLC	1.68%	0.63%	2.85%	3.95%
Equity	ProFund VP Rising Rates Opportunity[1] ProFund Advisors LLC	1.59%	1.67%	14.28%	0.27%
Equity	ProFund VP Semiconductor ProFund Advisors LLC	1.64%	41.70%	34.17%	30.80%
Equity	ProFund VP Short Mid-Cap♦ ProFund Advisors LLC	1.68%	-4.51%	-7.65%	-11.55%
Equity	ProFund VP Short NASDAQ-1001,♦ ProFund Advisors LLC	1.68%	-15.80%	-13.57%	-18.48%
Equity	ProFund VP Short Small-Cap♦ ProFund Advisors LLC	1.68%	-10.08%	-6.50%	-11.77%
Equity	ProFund VP Small-Cap Growth1,♦ ProFund Advisors LLC	1.68%	3.62%	3.79%	7.98%
Equity	ProFund VP Small-Cap Value1,♦ ProFund Advisors LLC	1.68%	5.00%	7.17%	7.81%
Equity	ProFund VP Technology ProFund Advisors LLC	1.58%	22.60%	15.01%	20.16%
Fixed Income	ProFund VP U.S. Government Plus1,♦ ProFund Advisors LLC	1.38%	1.17%	-13.73%	-3.45%
Equity	ProFund VP UltraBull♦ ProFund Advisors LLC	1.68%	24.38%	19.82%	20.95%
Equity	ProFund VP UltraMid-Cap1,♦ ProFund Advisors LLC	1.68%	3.20%	7.98%	11.51%
Equity	ProFund VP UltraNASDAQ-100♦ ProFund Advisors LLC	1.68%	29.25%	18.60%	29.22%
Allocation	ProFund VP UltraSmall-Cap♦ ProFund Advisors LLC	1.68%	12.93%	1.23%	8.81%
Equity	ProFund VP Utilities1,♦ ProFund Advisors LLC	1.68%	13.98%	7.78%	8.61%
The additional information below may be applicable to the Portfolios listed in the above table.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.
PGIM Real Estate is a business unit of PGIM, Inc.

May 1, 2026Updating Summary Prospectus 18

1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Options for those variable annuity contracts and an AST Bond Portfolio Variable Option or a fixed account (those AST Bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Variable Options and the AST Bond Variable Option or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:

(1)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(2)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(3)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.

The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Variable Option with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
2.	Please note that you may not allocate Purchase Payments to the target date Bond Portfolios (e.g., AST Bond Portfolio 2036).
3.	The AST Investment Grade Bond Variable Option is not available for allocation of Purchase Payments or contract Owner transfers.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡	The Portfolio has certain restrictions regarding availability for investment by Contract Owners as listed below.
Invesco V.I. Discovery Mid Cap Growth Fund - Series I shares
Effective May 1, 2020 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
Invesco V.I. Technology Fund - Series I shares
Effective May 1, 2022 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
ProFund Access VP High Yield
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

May 1, 2026Updating Summary Prospectus 19

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. For more information about the Fixed Options, see “Description of Insurance Company, Registered Separate Account, and Investment Options” in the statutory prospectus.

Note: If amounts are withdrawn from MVA Fixed Allocation before the end of its term, we will apply a Contract Adjustment. This may result in a significant reduction in your Contract value. For more information about Market Value Adjustments, please refer to the “Charges and Adjustments” section of the statutory prospectus.

Name	Term	Minimum Guaranteed Interest Rate*
Benefit Fixed Rate Account[1]	N/A	1.00% for contract years 1-10; 1.05% thereafter
Guaranteed Period GRO[1]	7 Year	0%[2]
MVA Fixed Allocation	3 Month	0%[2]
MVA Fixed Allocation	6 Month	0%[2]
MVA Fixed Allocation	1 Year	0%[2]
MVA Fixed Allocation	2 Year	0%[2]
MVA Fixed Allocation	3 Year	0%[2]
MVA Fixed Allocation	5 Year	0%[2]
MVA Fixed Allocation	7 Year	0%[2]
MVA Fixed Allocation	10 Year	0%[2]

*The rate shown is the last Minimum Guaranteed Interest Rate issued before the product closed to new customers. Your Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state. Please consult with your representative for availability and current rates.

1 Not available for allocations.
2 The Minimum Guaranteed Interest Rate is linked to an index and never less than zero, as shown on your Contract and subject to state minimums.

May 1, 2026Updating Summary Prospectus 20

Stipulated Investment Options if you Elect Certain Optional Benefits

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies. Broadly speaking, we offer two groups of “Permitted Variable Options”. Under the first group (Group I), your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group (Group II), you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted Investment Options.

While those who do not participate in any optional benefit generally may invest in any of the investment options described in the prospectus, only those who participate in the optional benefits listed in Group II below may participate in the second category (along with its attendant re-balancing requirement). This second category is called our “Custom Portfolios Program” (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials). If you participate in the Custom Portfolios Program, you may not participate in an Automatic Rebalancing Program. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional benefit or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.

Group I: Allowable Benefit Allocations
Optional Benefit Name*	Permitted Investment Options:

GRO Plus II
Highest Daily GRO II
Highest Daily Lifetime Five Income Benefit
Highest Daily Lifetime Seven Income Benefit
Highest Daily Lifetime 7 Plus Income Benefit
Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
Highest Daily Lifetime Seven with Beneficiary Income Option
Highest Daily Lifetime Seven with Lifetime Income Accelerator
Highest Daily Lifetime 6 Plus
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
Highest Daily Value Death Benefit
Lifetime Five Income Benefit
Spousal Highest Daily Lifetime Seven Income Benefit
Spousal Highest Daily Lifetime 7 Plus Income Benefit
Spousal Highest DailyLifetime 7 Plus with Beneficiary Income Option
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Spousal Highest Daily Lifetime 6 Plus
Spousal Lifetime Five Income Benefit

AST Aggressive Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST J.P. Morgan Conservative Multi-Asset Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio
AST Multi-Asset Diversified Plus Portfolio
AST Multi-Asset Diversified Portfolio
AST PGIM Aggressive Multi-Asset Portfolio
AST Preservation Asset Allocation Portfolio

Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
Combo 5% Rollup & HAV Death Benefit Guaranteed Minimum Income Benefit Guaranteed Minimum Withdrawal Benefit Highest Anniversary Value Death Benefit

Invesco V.I. Technology - Series I shares
ProFund Access VP High Yield
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap

May 1, 2026Updating Summary Prospectus 21

Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
GRO PLUS 2008 Highest Daily GRO

Allspring VT Small-Cap Growth
AST Quantitative Modeling Portfolio
Invesco V.I. Technology - Series I shares
ProFund Access VP High Yield
ProFund VP Asia 30
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP NASDAQ-100
ProFund VP Precious Metals
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP Ultra Mid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap

Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
GRO/ GRO PLUS

AST Quantitative Modeling Portfolio
Invesco V.I. Technology - Series I shares
ProFund Access VP High Yield
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap

*	Detailed Information regarding these optional benefits can be found in the “Benefits Available Under the Contract” section of the statutory prospectus.

May 1, 2026Updating Summary Prospectus 22

The following set of tables describes the second category (i.e., Group II below), under which:

(1)	you must allocate at least 20% of your Account Value to certain fixed income Portfolios (currently, the AST Core Fixed Income Portfolio).

(2)	you may allocate up to 80% in equity and other Portfolios listed in the table below.

(3)	on each benefit quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end, subject to the predetermined mathematical formula inherent in any applicable optional benefit. Note that on the first quarter-end following your participation in the Custom Portfolios Programs (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Custom Portfolios Program.

(4)	between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

(5)	if you are already participating in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials) and add a new benefit that also participates in this program, your rebalancing date will continue to be based upon the quarterly anniversary of your initial benefit election.

Group II: Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials)

Group II: Allowable Benefit Allocations
Optional Benefit Name*	Permitted Investment Options:

Highest Daily Lifetime Seven
Spousal Highest Daily Lifetime Seven
Highest Daily Lifetime Seven with Beneficiary Income Option
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Highest Daily Lifetime Seven with Lifetime Income Accelerator
Highest Daily Lifetime 7 Plus Spousal
Highest Daily Lifetime 7 Plus
Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
Highest Daily Lifetime 6 Plus
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
Spousal Highest Daily Lifetime 6 Plus
GRO Plus II
Highest Daily GRO II

AST Aggressive Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Core Fixed Income Portfolio
AST Government Money Market Portfolio
AST International Equity Portfolio
AST J.P. Morgan Conservative Multi-Asset Portfolio
AST J.P. Morgan Moderate Multi-Asset Portfolio
AST Multi-Asset Diversified Plus Portfolio
AST Multi-Asset Diversified Portfolio
AST Large-Cap Equity Portfolio
AST Large-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST PGIM Aggressive Multi-Asset Portfolio
AST Preservation Asset Allocation Portfolio
AST Small-Cap Equity Portfolio

May 1, 2026Updating Summary Prospectus 23

The following additional Portfolios are available subject to certain restrictions:

ProFund VP*,**

ProFund Access VP High Yield
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Bull
ProFund VP Communication Services
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Energy
ProFund VP Europe 30
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Materials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP U.S. Government Plus
ProFund VP UltraBull
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities

*	Detailed Information regarding these optional benefits can be found in the “Benefits Available Under the Contract” section of the statutory prospectus.
**	For ASAP III, XT6, and ASL II Annuities issued beginning on May 26, 2008, we limit the Owner’s ability to invest in the ProFund VP Portfolios. Specifically:

•	We will not permit those who acquire an ASAP III, XT6, or ASL II Annuity on or after May 26, 2008 (including beneficiaries who acquire such an Annuity under the
Beneficiary Continuation Option) to invest in any ProFund VP Portfolio; and

•	Those who acquired an ASAP III, XT6, or ASL II Annuity prior to May 26, 2008 may invest in any ProFund VP Portfolio without being subject to the above restrictions; and

•	Those who currently hold an APEX II Annuity, or who acquired an APEX II Annuity after May 26, 2008, may invest in any ProFund VP Portfolio (except that beneficiaries who acquire an APEX II Annuity on or after May 26, 2008 under the Beneficiary Continuation Option may not invest in any ProFund VP Portfolio).

May 1, 2026Updating Summary Prospectus 24

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Ten Exchange Place
Suite 2210
Jersey City, New Jersey 07302

Edgar Contract Identifier:
ASAP III: C000003474; C000267654
APEX II: C000003486; C000267651
XT6: C000003488; C000267649
ASL II: C000003487; C000267661	COREPROS-USP